COMMITMENTS (Details)			3 Months Ended	4 Months Ended	9 Months Ended
	Jan. 15, 2021 USD ($) $ / shares	Jan. 08, 2021	Dec. 31, 2020 USD ($) $ / shares	Jan. 15, 2021 USD ($) $ / shares	Sep. 30, 2021 USD ($) $ / shares shares	Jan. 31, 2021 $ / shares
Northern Genesis Acquisition Corp II [Member]
Commitments Details [Line Items]
Deferred fee percentage			3.50%	3.50%	3.50%
Gross proceeds from proposed public offering | $	$ 414,000,000		$ 14,490,000	$ 14,490,000	$ 14,490,000
Forward purchase agreement, description		the Company entered into the forward purchase agreement (the “Forward Purchase Agreement”) with Northern Genesis Capital LLC (the “forward purchase investor”), pursuant to which, if the Company determines to raise capital by issuing equity securities in connection with the closing of its initial business combination, the forward purchase investor, an entity which is affiliated with the Company’s Sponsor, agreed and has the first right to purchase, subject to certain conditions, in an aggregate maximum amount of $75,000,000 of either (i) a number of units (the “forward purchase units”), consisting of one share of Class A common stock (the “forward purchase shares”) and one-sixth of one redeemable warrant (the “forward purchase warrants”), for $10.00 per unit or (ii) a number of forward purchase shares for $9.75 per share (such forward purchase shares valued at $9.75 per share or the forward purchase units, as the case may be, the “forward purchase securities”), in a private placement that would close simultaneously with the closing of the Initial Business Combination.	(i) a number of units (“Forward Purchase Units”), consisting of one share of Class A common stock (“Forward Purchase Shares”) and one-sixth of one redeemable warrant (“Forward Purchase Warrants”), for $10.00 per unit or (ii) a number of Forward Purchase Shares for $9.75 per share (such Forward Purchase Shares valued at $9.75 per share or the Forward Purchase Units, as the case may be, the “Forward Purchase Securities”), in a private placement that would close simultaneously with the closing of the Initial Business Combination.	The Company entered into the forward purchase agreement (the “Forward Purchase Agreement”) with Northern Genesis Capital LLC (the “forward purchase investor”), pursuant to which, if the Company determines to raise capital by issuing equity securities in connection with the closing of its initial business combination, the forward purchase investor, an entity which is affiliated with the Company’s Sponsor, agreed and has the first right to purchase, subject to certain conditions, in an aggregate maximum amount of $75,000,000 of either (i) a number of units (the “forward purchase units”), consisting of one share of Class A common stock (the “forward purchase shares”) and one-sixth of one redeemable warrant (the “forward purchase warrants”), for $10.00 per unit or (ii) a number of forward purchase shares for $9.75 per share (such forward purchase shares valued at $9.75 per share or the forward purchase units, as the case may be, the “forward purchase securities”), in a private placement that would close simultaneously with the closing of the Initial Business Combination.
Forward purchase units (in Shares)					7,500,000
Forward purchase price per share (in Dollars per share) | $ / shares					$ 10.00
Aggregate maximum amount | $			$ 75,000,000	$ 75,000,000	$ 75,000,000
Preferred stock price per share | $ / shares			$ 10.00		$ 11.50
Total forward purchase units (in Shares)					7,500,000
Number of shares issuable per warrant					7,500,000
Common shares, votes per share					1
Purchase price per unit (in Dollars per share) | $ / shares	$ 18.00		$ 18.00	$ 18.00
Sponsor support agreement and foundation investor support agreement					Sponsor also agreed to forfeit, immediately prior to Closing, (i) a relative percentage of up to 1,130,239 Founder Shares to the extent that the Sponsor's institutional investors fail to hold, at the Closing, at least one-half of the shares of NGA Common Stock issued to such investors in connection with our initial public offering, and (ii) up to 627,910 Founder Shares (currently expected to be 393,025 Founder Shares) in connection with the Forward Purchase Agreements investment.
Common Class A [Member] | Northern Genesis Acquisition Corp II [Member]
Commitments Details [Line Items]
Common shares, votes per share					1
Common Class B [Member] | Northern Genesis Acquisition Corp II [Member]
Commitments Details [Line Items]
Common shares, votes per share					10
Private Placement [Member]
Commitments Details [Line Items]
Preferred stock price per share | $ / shares						$ 11.50
Private Placement [Member] | Northern Genesis Acquisition Corp II [Member]
Commitments Details [Line Items]
Aggregate maximum amount | $					$ 150,000,000
Preferred stock price per share | $ / shares					$ 11.50
Total forward purchase units (in Shares)					1
Number of shares in a unit					1
Number of warrants in a unit					0.167
Number of shares issuable per warrant					1
Gross proceeds from business combination | $					$ 75,000,000
FPA PIPE Investors [Member] | Northern Genesis Acquisition Corp II [Member]
Commitments Details [Line Items]
Number of common stock issued					4,000,000
Purchase price per unit (in Dollars per share) | $ / shares					$ 10.00
Financing Receivable, Purchased with Credit Deterioration, Amount at Purchase Price | $					$ 40,000,000
FPA PIPE Investors [Member] | Common Class A [Member] | Northern Genesis Acquisition Corp II [Member]
Commitments Details [Line Items]
Number of shares in a unit					1
Number of warrants in a unit					0.167
PIPE Investors [Member] | Common Class A [Member] | Northern Genesis Acquisition Corp II [Member]
Commitments Details [Line Items]
Number of common stock issued					16,000,000
Purchase price per unit (in Dollars per share) | $ / shares					$ 10.00
Financing Receivable, Purchased with Credit Deterioration, Amount at Purchase Price | $					$ 160,000,000